COMMITMENTS	12 Months Ended
Jun. 30, 2021
COMMITMENTS
26. COMMITMENTS
26.	COMMITMENTS

(a) Exclusivity Fee

On March 7, 2018, the Company entered into a memorandum of understanding (the “MOU”) with a third party which granted the Company an exclusivity option on a transaction to acquire a majority stake in real estate and intellectual property owned by the third party. Under the terms of the MOU, the Company agreed to pay the third party up to US $100,000 for such exclusivity until termination by either party. In October 2019, the Company terminated the MOU. During the year ended June 30, 2021, the Company paid and expensed a total of $nil (June 30, 2020 - $nil; June 30, 2019 - $48,367).

(b) Employment Agreements

The Company is party to certain employments agreements with key executives of the Company that contain clauses requiring additional payments of up to two times the annual entitlements under these agreements upon occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.

(c) Deposit in Joint Forces

On November 7, 2019, the Company advanced CDN $408,840 (US $300,000) to a non-arm’s length party in exchange for Promissory Note D (the “Joint Forces Deposit”).

On October 12, 2020, the Company entered into a settlement agreement (the “Settlement”), settling the outstanding Joint Forces Deposit for a payment term over 2 years for a total of US $338,000. The proceeds of the Settlement will be received by the beneficiaries of Promissory Note D. As a result, a gain on Settlement was recorded in the amount of $51,023 (US $38,000) during the year ended June 30, 2020.

Accordingly, the Joint Forces Deposit was determined to be a financial instrument and recorded at amortized cost. The initial carrying amount of the financial asset was determined by discounting the stream of future payments of interest and principal at a market interest rate of 8% which is estimated to be the lending rate available to the Company for similar instruments. The balance as at June 30, 2021 was $300,814 (June 30, 2020 - $405,214). The current portion of the Joint Forces Deposit as at June 30, 2021 amounted to $101,351. Interest income in relation to the Joint Forces Deposit amounted to $28,939 during the year ended June 30, 2021 (2020 – $nil).

(d) Loss on Deposit

During the year ended June 30, 2019, the Company made certain non-refundable deposits towards a transaction in California (the “California Transaction”). During the year ended June 30, 2020, the Company termination the California Transaction and recorded a loss on a deposit in the amount of $396,000.

(e) Lease agreement

On July 20, 2021, the Company entered into a lease agreement with the buyer of Oregon Property. The lease commenced on August 1, 2021 with the initial term of ten years and two subsequent ten-year renewal periods. There is no rent payable during the first three months of the Lease and subsequent payments amount to subsequent payments amount to $27,267 (US $22,000) per month for the reminder of the first year, with annual payment escalators thereafter.

(f) COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of the novel strain of coronavirus (“COVID-19”) a pandemic, which has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operating subsidiaries in future periods as well as the Company’s ability to find new business opportunities, raise capital or restructure the Company’s finances